Share Capital - Schedule of Shares Issuable for Arrangement Options and Solaris Options (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Shares Issuable For Arrangement Options and Solaris Options [Abstract]
Balance, start of year		10,556,688	8,131,226
Granted		5,880,000	2,950,000
Exercised		(1,262,868)	(340,666)
Forfeited / Expired / Cancelled	[1]	(1,008,820)	(183,872)
Balance, end of year		14,165,000	10,556,688

[1]	Includes options cancelled as part of an exercise on a cashless basis.